UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period:10/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2008 (Unaudited)

DWS Target 2010 Fund

	Shares	Value ($)

Common Stocks 14.7%
Consumer Discretionary 1.0%
Auto Components 0.0%
TRW Automotive Holdings Corp.*	1,500	9,480
WABCO Holdings, Inc.	300	5,511

		14,991
Hotels Restaurants & Leisure 0.3%
McDonald's Corp.	1,463	84,752
Panera Bread Co. "A"*	200	9,024

		93,776
Household Durables 0.0%
Whirlpool Corp.	300	13,995

Media 0.5%
Comcast Corp. "A"	3,400	53,584
DISH Network Corp. "A"*	270	4,250
Liberty Media Corp. - Entertainment "A"*	1,200	19,320
Morningstar, Inc.*	218	8,162
The DIRECTV Group, Inc.*	1,778	38,920
Time Warner, Inc.	3,500	35,315

		159,551
Specialty Retail 0.2%
Advance Auto Parts, Inc.	600	18,720
AnnTaylor Stores Corp.*	2,300	28,911
Best Buy Co., Inc.	600	16,086

		63,717
Textiles, Apparel & Luxury Goods 0.0%
Phillips-Van Heusen Corp.	400	9,804
Consumer Staples 2.0%
Food & Staples Retailing 0.7%
Kroger Co.	2,777	76,257
Sysco Corp.	2,816	73,779
Wal-Mart Stores, Inc.	1,846	103,025
Walgreen Co.	100	2,546

		255,607
Food Products 0.5%
Bunge Ltd.	2,500	96,025
General Mills, Inc.	500	33,870
H.J. Heinz Co.	769	33,698

		163,593
Household Products 0.4%
Procter & Gamble Co.	2,402	155,025
Personal Products 0.1%
Herbalife Ltd.	1,000	24,430
Tobacco 0.3%
Altria Group, Inc.	1,105	21,205
Philip Morris International, Inc.	2,205	95,851

		117,056
Energy 2.2%
Oil, Gas & Consumable Fuels
Apache Corp.	500	41,165
Arch Coal, Inc.	2,700	57,807
Chevron Corp.	100	7,460
Cimarex Energy Co.	1,647	66,638
ConocoPhillips	100	5,202
CONSOL Energy, Inc.	800	25,112
Encore Acquisition Co.*	1,062	33,081
ExxonMobil Corp.	1,836	136,084
Frontline Ltd.	1,965	62,487
Hess Corp.	900	54,189
Marathon Oil Corp.	1,400	40,740
Mariner Energy, Inc.*	4,388	63,143
Massey Energy Co.	1,600	36,944
Occidental Petroleum Corp.	411	22,827
Spectra Energy Corp.	600	11,598

W&T Offshore, Inc.	2,726	52,257
Walter Industries, Inc.	790	30,613
Whiting Petroleum Corp.*	400	20,796
Williams Companies, Inc.	816	17,112

		785,255
Financials 1.8%
Capital Markets 0.4%
Charles Schwab Corp.	1,604	30,668
Northern Trust Corp.	1,300	73,203
State Street Corp.	668	28,958
TD Ameritrade Holding Corp.*	600	7,974
The Goldman Sachs Group, Inc.	200	18,500

		159,303
Commercial Banks 0.6%
PNC Financial Services Group, Inc.	1,249	83,271
Wells Fargo & Co.	3,300	112,365

		195,636
Diversified Financial Services 0.3%
Bank of America Corp.	600	14,502
CME Group, Inc.	100	28,215
JPMorgan Chase & Co.	1,800	74,250

		116,967
Insurance 0.3%
Allstate Corp.	1,400	36,946
Hartford Financial Services Group, Inc.	700	7,224
Prudential Financial, Inc.	900	27,000
Unum Group	1,200	18,900

		90,070
Real Estate Investment Trusts 0.2%
AMB Property Corp. (REIT)	100	2,403
AvalonBay Communities, Inc. (REIT)	68	4,829
Equity Residential (REIT)	500	17,465
Host Hotels & Resorts, Inc. (REIT)	700	7,238
ProLogis (REIT)	200	2,800
Public Storage (REIT)	200	16,300
Simon Property Group, Inc. (REIT)	300	20,109
The Macerich Co. (REIT)	100	2,942
Vornado Realty Trust (REIT)	100	7,055

		81,141
Health Care 2.1%
Biotechnology 0.2%
Amgen, Inc.*	1,200	71,868
Health Care Equipment & Supplies 0.7%
Baxter International, Inc.	1,451	87,771
Becton, Dickinson & Co.	800	55,520
Medtronic, Inc.	1,800	72,594
Zimmer Holdings, Inc.*	700	32,501

		248,386
Health Care Providers & Services 0.3%
Aetna, Inc.	2,322	57,748
Community Health Systems, Inc.*	200	4,100
Express Scripts, Inc.*	119	7,213

LifePoint Hospitals, Inc.*	600	14,382

		83,443
Pharmaceuticals 0.9%
Bristol-Myers Squibb Co.	1,600	32,880
Eli Lilly & Co.	2,564	86,714
Johnson & Johnson	500	30,670
Merck & Co., Inc.	1,305	40,390
Pfizer, Inc.	7,750	137,252

		327,906
Industrials 1.9%
Aerospace & Defense 0.7%
General Dynamics Corp.	1,500	90,480
Honeywell International, Inc.	1,600	48,720
L-3 Communications Holdings, Inc.	1,000	81,170
Lockheed Martin Corp.	200	17,010

		237,380
Airlines 0.2%
Southwest Airlines Co.	6,967	82,071
Commercial Services & Supplies 0.2%
The Brink's Co.	1,222	59,255
Electrical Equipment 0.1%
Emerson Electric Co.	800	26,184
Industrial Conglomerates 0.1%
General Electric Co.	1,572	30,670
Machinery 0.3%
Cummins, Inc.	1,800	46,530
Flowserve Corp.	126	7,172
Gardner Denver, Inc.*	757	19,394
Manitowoc Co., Inc.	3,900	38,376

		111,472
Road & Rail 0.1%
Ryder System, Inc.	1,340	53,091
Trading Companies & Distributors 0.2%
United Rentals, Inc.*	5,292	54,243
Information Technology 2.3%
Computers & Peripherals 1.0%
Apple, Inc.*	166	17,860
Hewlett-Packard Co.	3,394	129,922
International Business Machines Corp.	1,005	93,435
Lexmark International, Inc. "A"*	306	7,904
QLogic Corp.*	2,000	24,040
Western Digital Corp.*	4,875	80,438

		353,599
Electronic Equipment, Instruments & Components 0.2%
Avnet, Inc.*	1,900	31,806
Jabil Circuit, Inc.	5,747	48,332

		80,138
Internet Software & Services 0.3%
eBay, Inc.*	1,147	17,515
Google, Inc. "A"*	220	79,059

		96,574

IT Services 0.3%
MasterCard, Inc. "A"	100	14,782
Visa, Inc. "A"	1,700	94,095

		108,877
Semiconductors & Semiconductor Equipment 0.0%
Fairchild Semiconductor International, Inc.*	1,600	9,088
MEMC Electronic Materials, Inc.*	200	3,676

		12,764
Software 0.5%
Microsoft Corp.	7,479	167,006
Symantec Corp.*	700	8,806

		175,812
Materials 0.5%
Chemicals
Ashland, Inc.	500	11,295
CF Industries Holdings, Inc.	1,078	69,197
Terra Industries, Inc.	3,202	70,412
The Mosaic Co.	600	23,646

		174,550
Telecommunication Services 0.4%
Diversified Telecommunication Services
AT&T, Inc.	636	17,026
Verizon Communications, Inc.	3,721	110,402
Windstream Corp.	2,700	20,277

		147,705
Utilities 0.5%
Electric Utilities 0.3%
American Electric Power Co., Inc.	700	22,841
Edison International	2,256	80,291

		103,132
Multi-Utilities 0.2%
Dominion Resources, Inc.	400	14,512
Sempra Energy	900	38,331

		52,843

Total Common Stocks (Cost $6,362,076)		5,191,880
	Principal Amount ($)	Value ($)

Government & Agency Obligation 83.7%
US Treasury Obligation
US Treasury STRIPS, 6.323% **, 11/15/2010 (a) (Cost $26,832,271)	30,467,000	29,617,854
	Shares	Value ($)

Securities Lending Collateral 16.7%
Daily Assets Fund Institutional, 2.63% (b) (c) (Cost $5,919,075)	5,919,075	5,919,075
Cash Equivalents 1.0%
Cash Management QP Trust, 2.30% (b) (Cost $343,308)	343,308	343,308

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $39,456,730) †	116.1	41,072,117
Other Assets and Liabilities, Net	(16.1)	(5,703,127)

Net Assets	100.0	35,368,990

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $39,530,969. At October 31, 2008, net unrealized appreciation for all securities based on tax cost was $1,541,148. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,958,884 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,417,736.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2008 amounted to $5,826,941 which is 16.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 11,454,263
Level 2	29,617,854
Level 3	-
Total	$ 41,072,117

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS  157"), effective at the beginning of the Fund’s fiscal year. FAS  157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Core Plus Allocation Fund, a series of DWS Equity Trust

DWS Large Company Growth Fund, a series of DWS Investment Trust

DWS Money Market Prime Series, a series of DWS Money Funds

DWS Target 2010 Fund, a series of DWS Target Fund

DWS Target 2011 Fund, a series of DWS Target Fund

DWS Target 2012 Fund, a series of DWS Target Fund

DWS Target 2013 Fund, a series of DWS Target Fund

DWS Target 2014 Fund, a series of DWS Target Fund

DWS Equity Income Fund, a series of DWS Value Equity Trust

DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 19, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        December 19, 2008